Other Liabilities	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Other Liabilities

NOTE 12: OTHER LIABILITIES

Other Liabilities[1]
(millions of Canadian dollars)	As at
	July 31 2019	October 31 2018
Accounts payable, accrued expenses, and other items	$5,004	$4,958
Accrued interest	1,344	1,283
Accrued salaries and employee benefits	2,930	3,344
Cheques and other items in transit	2,743	454
Current income tax payable	109	84
Deferred tax liabilities	195	175
Defined benefit liability	2,520	1,747
Liabilities related to structured entities	5,381	5,627

Provisions	1,461	1,502
Total	$21,687	$19,174
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.